Short-term Borrowings and Long-term Debt Short-term Borrowings and Long-term Debt (Schedule of Short-term Debt) (Details) - USD ($) $ in Millions	Aug. 02, 2015	Aug. 03, 2014
Short-term Debt [Line Items]
Commercial Paper	$ 1,532	$ 1,406
Notes Payable, Current	0	300
Capital Lease Obligations, Current	1	1
Debt, Current	1,543	1,771
Variable Interest Rate [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	1	47
Fixed Interest Rate [Member]
Short-term Debt [Line Items]
Short-term Bank Loans and Notes Payable	$ 9	$ 17